Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Useful Life and Values [Abstract]
Depreciation and amortization expense	$ 1,340	$ 705	$ 49